INCOME TAX - Schedule of components of current and deferred income tax expense (income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax
Current tax on profit for the year	$ (3,761)	$ (97)	$ (2,705)
Adjustments for current tax of prior periods	(9)	96	1,497
Total current tax expense	(3,770)	(1)	(1,208)
Deferred income tax
Deferred tax on profit for the year	2,581	(8,196)	(8,609)
Adjustments for deferred tax of prior periods	(124)	1,115	3,469
Total deferred tax expense	2,457	(7,081)	(5,140)
Income tax expense	$ (1,313)	$ (7,082)	$ (6,348)